Pension and Postretirement Expense Level 4 (Details) - Non-U.S. Pension Plan Investments Measured at Fair Value - Foreign Pension Plans, Defined Benefit [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pooled Insurance Products with Fixed Income Guarantee	$ 8	$ 8
Pension Benefits Fair Value of Plan Assets of Underfunded Plans	8	23
Fair value of plan assets at end of year subtotal	8	8
Other international equity funds	65	68
Other fixed income securities	243	275
Defined Benefit Plan, Fair Value of Plan Assets	316	351	$ 299
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	8	8
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ 0